400 Howard Street P.O.Box 7101 San Francisco, CA 94105 Tel +1 415 670 2949 Fax +1 212 810 5116 aaron.wasserman@blackrock.com

September 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filed on September 17, 2012 to the prospectus for the iShares Barclays GNMA Bond Fund (the “Fund”). The purpose of the filing is to submit the 497 filed on September 17, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2949.

Very truly yours,

/s/ Aaron Wasserman
Aaron Wasserman

cc:   Benjamin Haskin, Esq.